Provisions and other non-current liabilities - Asset retirement obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligation
Discount rate for valuation of asset retirement obligation (as a percent)	4.50%	4.50%	4.50%
Inflation rate for valuation of asset retirement obligation (as a percent)	2.00%	2.00%	2.00%
Asset retirement obligations
Asset Retirement Obligation
Potential change in discount rate (as a percent)	0.50%
Increase in asset retirement obligation for decrease in discount rate	$ 1,353
Impact on following years net income for decrease in discount rate	(90)
Changes in the asset retirement obligation
Balance as of the beginning of the period	12,240	$ 12,665	$ 13,314
Accretion	530	544	523
Revision in estimates	(458)	(1,107)	(558)
New obligations	811	334	375
Spending on existing obligations	(320)	(330)	(502)
Currency translation adjustment	(364)	448	(395)
Other	1,847	(314)	(92)
Balance as of the end of the period	$ 14,286	$ 12,240	$ 12,665